Components of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012		Apr. 30, 2011
Current:
Aircraft operating lease funded residual value guarantees	$ 10,207	$ 7,004	[1]	$ 9,232	[1]
Foreign currency embedded derivatives and forward contracts	5,341	6,524		9,389
Deferred financing costs	8,225	7,880		6,857
Mobilization costs	4,961	4,780		5,339
Prepaid aircraft rentals	4,507	4,958		3,870
Residual value guarantee	2,109	2,049		1,547
Other assets	35,350	33,195		36,234
Non-current:
Aircraft operating lease funded residual value guarantees	196,759	190,147	[1]	164,339	[1]
Deferred financing costs	48,389	50,698		52,176
Prepaid aircraft rentals	14,057	13,730		15,563
Mobilization costs	14,322	13,789		10,328
Residual value guarantee	11,310	11,632		9,358
Foreign currency embedded derivatives and forward contracts	1,014	1,695		8,765
Accrued pension asset	26,632	19,449		15,326
Pension guarantee assets	4,733	4,974		5,406
Aircraft deposits	68,771	44,557		37,268
Security deposits	6,020	10,027		512
Other assets	2,799	2,405		12
Other assets	$ 394,806	$ 363,103		$ 319,053

[1]	Aircraft operating lease funded residual value guarantees: